Expense Example (Invesco Growth Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 668
3 Years	949
5 Years	1,250
10 Years	2,104
Class B, Invesco Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	701
3 Years	953
5 Years	1,330
10 Years	2,259
Class C, Invesco Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	301
3 Years	653
5 Years	1,130
10 Years	2,450
Class R, Invesco Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	151
3 Years	500
5 Years	872
10 Years	1,920
Class Y, Invesco Growth Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	100
3 Years	344
5 Years	608
10 Years	$ 1,361